Exhibit 99.1

World Omni Auto Receivables Trust 2014-B

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	310,688,453.69	23,213
Yield Supplement Overcollateralization Amount 04/30/17	7,284,598.85	0
Receivables Balance 04/30/17	317,973,052.54	23,213
Principal Payments	15,864,266.39	635
Defaulted Receivables	654,054.03	37
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	6,718,900.64	0
Pool Balance at 05/31/17	294,735,831.48	22,541

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	28.35%

Prepayment ABS Speed	1.43%

Overcollateralization Target Amount	13,263,112.42
Actual Overcollateralization	13,263,112.42

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	35.85

Delinquent Receivables:
Past Due 31-60 days	6,136,734.76	358
Past Due 61-90 days	1,377,549.01	81
Past Due 91-120 days	345,610.10	20
Past Due 121+ days	0.00	0
Total	7,859,893.87	459

Total 31+ Delinquent as % Ending Pool Balance	2.67%

Recoveries	423,159.39

Aggregate Net Losses/(Gains) - May 2017	230,894.64

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.87%
Prior Net Losses Ratio	1.04%
Second Prior Net Losses Ratio	1.35%
Third Prior Net Losses Ratio	0.92%
Four Month Average	1.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.47%

Flow of Funds	$ Amount

Collections	17,258,461.03
Advances	(3,756.79)
Investment Earnings on Cash Accounts	9,341.87
Servicing Fee	(264,977.54)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	16,999,068.57

Distributions of Available Funds
(1) Class A Interest	310,598.60
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	1,971,641.79
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,263,112.42
(7) Distribution to Certificateholders	1,420,029.51
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	16,999,068.57

Servicing Fee	264,977.54
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 05/15/17	296,707,473.27
Principal Paid	15,234,754.21
Note Balance @ 06/15/17	281,472,719.06

Class A-1
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2a
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-2b
Note Balance @ 05/15/17	0.00
Principal Paid	0.00
Note Balance @ 06/15/17	0.00
Note Factor @ 06/15/17	0.0000000%

Class A-3
Note Balance @ 05/15/17	168,377,473.27
Principal Paid	15,234,754.21
Note Balance @ 06/15/17	153,142,719.06
Note Factor @ 06/15/17	43.2606551%

Class A-4
Note Balance @ 05/15/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	107,600,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	20,730,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	344,284.85
Total Principal Paid	15,234,754.21
Total Paid	15,579,039.06

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.98911%
Coupon	1.21911%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	159,958.60
Principal Paid	15,234,754.21
Total Paid to A-3 Holders	15,394,712.81

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3483501
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.4146431
Total Distribution Amount	15.7629932

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4518605
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	43.0360288
Total A-3 Distribution Amount	43.4878893

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	129.42
Noteholders' Principal Distributable Amount	870.58

Account Balances	$ Amount

Advances
Balance as of 04/30/17	67,421.62
Balance as of 05/31/17	63,664.83
Change	(3,756.79)

Reserve Account
Balance as of 05/15/17	2,527,722.68
Investment Earnings	1,374.20
Investment Earnings Paid	(1,374.20)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68